Income tax note - Unrecognized deductible temporary differences (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Income tax note
Unrecognized deferred tax asset	$ 1,646,580	$ 1,721,292
Equipment
Income tax note
Unrecognized deferred tax asset	240
Other
Income tax note
Unrecognized deferred tax asset	124,132	22,035
Canada | Non-capital losses carried forward
Income tax note
Unrecognized deferred tax asset	1,357,347
Australia | Non-capital losses carried forward
Income tax note
Unrecognized deferred tax asset	$ 164,861	$ 1,699,257